Cover	Sep. 29, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2022
Entity File Number	000-56325
Entity Registrant Name	Boon Industries, Inc.
Entity Central Index Key	0001877788
Entity Tax Identification Number	84-5079920
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	568 N. Greco Court
Entity Address, City or Town	San Jacinto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92582
City Area Code	(530)
Local Phone Number	648-1333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	13340 Grass Valley Ave
Entity Address, Address Line Two	Unit D
Entity Address, City or Town	Grass Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95945